SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On February 24, 2022, Russia launched a full-scale invasion of Ukraine. As a result of the invasion, and ongoing war in Ukraine, the EU, EU Member States, Canada, Japan, the United Kingdom and the United States, among others, have implemented and continue to implement coordinated sanctions and export-control measures against Russia and Belarus. The United States and the United Kingdom have also implemented bans on importing Russian oil. In response, Russia has instituted counter-sanctions, which include export bans, divestment restrictions and the nationalization of the property of foreign organizations. The uncertain nature, magnitude and duration of Russia’s war in Ukraine and actions taken by Western and other states and multinational organizations in response thereto, including, amongst other things, the potential effects of sanctions, export-control measures, travel bans and asset seizures, as well as Russian retaliatory actions, including, amongst other things, restrictions on oil and gas exports, expropriation and cyber-attacks, on the world economy and markets, have contributed to increased market volatility and uncertainty. Such geopolitical risks may have a material adverse impact on macroeconomic factors which affect Arrival’s business, prospects, financial condition and operating results. Arrival has expended time and resource in relocating employees and data from Russia to other jurisdictions to ensure the operations of the Group will not be materially affected (see note 2 - going concern).

On January 24, 2022, Arrival has granted Restricted Stock Units ("RSUs") to all employees and non-employees that were eligible to participate. The total number of RSUs granted amounted to 3,495,662 shares. As per the Company's Incentive Plan, participants are granted the RSUs which have the following vesting conditions: a) 50% of shares granted vest at the later of (i) March 31, 2022 or (ii) the last day of the month during which a participant has completed twelve months of continuous services with Arrival, b) 25% of the shares vest subject to a production rate milestone and c) 25% of the shares vest subject to a contribution milestone.

For updates on litigation matters, please refer to note 26, Claims and Litigations.